Pension and Severance Plans (Summary of Changes in Fair Values of Japanese and Foreign Plans' Level Three Assets) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016		Mar. 31, 2015
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		¥ 710,602		¥ 654,792
Fair value of plan assets at end of the fiscal year		679,432		710,602
Japanese plans | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[1]	32,584
Fair value of plan assets at end of the fiscal year	[1]	31,852		32,584
Japanese plans | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[2]	80,037
Fair value of plan assets at end of the fiscal year	[2]	60,395		80,037
Japanese plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		5,961
Fair value of plan assets at end of the fiscal year		7,315		5,961
Japanese plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[3]	54,639
Fair value of plan assets at end of the fiscal year	[3]	56,779		54,639
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		280,216		225,024
Fair value of plan assets at end of the fiscal year		256,341		280,216
Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[4]	34,908
Fair value of plan assets at end of the fiscal year	[4]	41,164		34,908
Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[5]	33,290
Fair value of plan assets at end of the fiscal year	[5]	30,425		33,290
Level 3 | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		118,582		69,739
Return on assets held at end of year		(3,121)		11,337
Purchases, sales, and settlements, net		(15,899)		37,506
Fair value of plan assets at end of the fiscal year		99,562		118,582
Level 3 | Japanese plans | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		32,584	[1]	26,942
Return on assets held at end of year		157		5,642
Purchases, sales, and settlements, net		(889)
Fair value of plan assets at end of the fiscal year	[1]	31,852		32,584
Level 3 | Japanese plans | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		80,037	[2]	41,108
Return on assets held at end of year		(3,593)		5,796
Purchases, sales, and settlements, net		(16,049)		33,133
Fair value of plan assets at end of the fiscal year	[2]	60,395		80,037
Level 3 | Japanese plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		5,961		1,689
Return on assets held at end of year		315		(101)
Purchases, sales, and settlements, net		1,039		4,373
Fair value of plan assets at end of the fiscal year		7,315		5,961
Level 3 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		22,906		15,187
Return on assets held at end of year		(28)		(327)
Return on assets sold during the year		19
Purchases, sales, and settlements, net		3,933		210
Transfers, net		2,692
Other	[6]	1,602		7,836
Fair value of plan assets at end of the fiscal year		31,124		22,906
Level 3 | Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		15,522	[4]	8,932
Return on assets held at end of year		(104)		(408)
Return on assets sold during the year		19
Purchases, sales, and settlements, net		3,933		210
Transfers, net		2,692
Other	[6]	2,062		6,788
Fair value of plan assets at end of the fiscal year	[4]	24,124		15,522
Level 3 | Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		7,384	[5]	6,255
Return on assets held at end of year		76		81
Other	[6]	(460)		1,048
Fair value of plan assets at end of the fiscal year	[5]	¥ 7,000		¥ 7,384

[1]	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the U.S. and Europe.
[2]	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.
[3]	Includes debt securities issued by Japanese and foreign corporation and government related agencies.
[4]	Includes primarily private real estate investment trusts.
[5]	Includes primarily foreign corporate debt securities.
[6]	Primarily consists of translation adjustments.